Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Summary of non derivative financial liabilities by maturity groupings

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2022
Borrowings	172,766	24,533	4,577	—	201,876
Convertible note	64,565	—	—	—	64,565
Lease liabilities	34,444	33,832	51,865	30,902	151,043
Trade payables	46,752	—	—	—	46,752
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	17,001	—	—	—	17,001
	335,528	58,365	56,442	30,902	481,237

At 31 December 2023
Borrowings	78,886	18,112	14,670	—	111,668
Convertible note	19,506	—	—	—	19,506
Lease liabilities	38,670	32,852	40,012	20,534	132,068
Trade payables	42,402	—	—	—	42,402
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	14,428	—	—	—	14,428
	193,892	50,964	54,682	20,534	320,072

At 31 December 2024
Borrowings	72,215	9,571	4,152	—	85,938
Lease liabilities	34,148	19,799	38,683	8,360	100,990
Trade payables	48,373	—	—	—	48,373
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	23,336	—	—	—	23,336
	178,072	29,370	42,835	8,360	258,637

Summary of gearing ratios

	2023	2024
	RMB’000	RMB’000
Total borrowings	105,343	85,938
Add: Convertible note (Note 25)	19,506	—
Less: Cash and cash equivalents (Note 18)	(62,336)	(42,836)
Restricted cash (Note 18)	—	(1,012)
Net debt	62,513	42,090
Total equity	33,629	9,346
Total capital	96,142	51,436
Gearing ratio	64.26%	81.83%

Summary of financial liabilities that are measured at fair value

The following table presents the Group’s financial assets and liabilities that are measured at fair value as at 31 December 2024.

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2024
Assets
Investment properties (Note 14)	—	—	35,058	35,058
	—	—	35,058	35,058

Level 3
Financial risk management
Summary of financial liabilities that are measured at fair value

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2023:

	Convertible note
	(Note 25)	Total
	RMB’000	RMB’000
Opening balance	64,565	64,565
Converted into shares	(45,175)	(45,175)
Change in fair value	116	116
Closing balance	19,506	19,506

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2024:

	Convertible note
	(Note 25)	Total
	RMB’000	RMB’000
Opening balance	19,506	19,506
Converted into other payables	(19,506)	(19,506)
Closing balance	—	—